Financial Liabilities - Summary (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial Liabilities
Non-current bonds	€ 4,638,444	€ 2,577,465
Senior secured debt	3,419,058	3,296,025
Other loans	336,530	480,836
Other non-current financial liabilities	887,707	838,826
Non-current financial derivatives	4,003
Non-current lease liabilities	914,588	825,157
Loan transaction costs	(239,768)	(249,359)
Total non-current financial liabilities	9,960,562	7,768,950
Current bonds	150,512	2,270,474
Senior secured debt	8,904
Other loans	477,065	165,139
Other current financial liabilities	113,680	43,234
Current financial derivatives	733	875
Current lease liabilities	102,356	48,567
Loan transaction costs	(57,564)	(89,998)
Total current financial liabilities	€ 795,686	€ 2,438,291